Document and Entity Information	Mar. 24, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	ENBRIDGE INC
Amendment Flag	false
Entity Central Index Key	0000895728
Document Type	8-K
Document Period End Date	Mar. 24, 2021
Entity Incorporation State Country Code	Z4
Entity File Number	001-15254
Entity Tax Identification Number	98-0377957
Entity Address, Address Line One	200
Entity Address, Address Line Two	425 - 1st Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
City Area Code	1-403
Local Phone Number	231-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE
A 6375 Fixed To Floating Rate Subordinated Notes Series 2018 B Due 2078 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Fixed-to-Floating Rate Subordinated Notes Series 2018-B due 2078
Trading Symbol	ENBA
Security Exchange Name	NYSE